BUSINESS COMBINATION AND GOODWILL	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION AND GOODWILL

NOTE 6 – BUSINESS COMBINATION AND GOODWILL

On August 31, 2020, FVTI completed the acquisition of 90% equity interest of Xixingdao. The Company aimed to enter the service of drinking water distribution and delivery market in Dongguan City, Guangdong Province through this acquisition. The purchase consideration is $9,773,989, consists of 4,862,681 shares of the Company’s common stock issued to Xixingdao’s original owner fair valued at the acquisition date. These shares were issued on December 28, 2020. The Company accounted for the acquisition using the purchase method of accounting for business combination under ASC 805. The total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities based on their estimated fair values as of the acquisition date.

The determination of fair values involves the use of significant judgment and estimates and in the case of Xixingdao, this is with specific reference to acquired intangible asset. The judgments used to determine the estimated fair value assigned to assets acquired and liabilities assumed, as well as the intangible asset life and the expected future cash flows and related discount rate, can materially impact the Company’s consolidated financial statements. Significant inputs and assumptions used for the model included the amount and timing of expected future cash flows and discount rate. The Company utilized the assistance of a third-party valuation appraiser to determine the fair value as of the date of acquisition.

The purchase price was allocated on the acquisition date of Xixingdao as follows:

Account and other receivables	$305,866
Inventories	79,332
Other net assets	(12,884)
Distribution channel	3,145,260
Due to related party	(135,080)
Noncontrolling interest	(549,033)
Goodwill	6,940,530
Total purchase price	$9,773,991

The results of operations, financial position, and cash flows of Xixingdao have been included in the Company’s consolidated financial statements since the date of acquisition. Goodwill arising from this business combination is not tax deductible.

The following unaudited pro forma information presents the combined results of operations for the years ended December 31, 2020 and 2019 as if the acquisition of Xixingdao had occurred as of January 1, 2020 and May 31, 2019, the inception date of Xixingdao. These unaudited pro forma results are presented for informational purpose only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the Company consummated the acquisition on January 1, 2020 or May 31, 2019, nor are they indicative of future results of operations:

	For the years ended December 31
	2020	2019
Pro forma net revenues	$5,327,633	$853,926
Pro forma net loss	3,634,335	159,007
Pro forma net loss attributable to Fortune Valley Treasures, Inc.	3,243,848	180,882

The Company’s policy is to perform its annual impairment testing on goodwill for its reporting unit on December 31, of each fiscal year or more frequently if events or changes in circumstances indicate that an impairment may exist. During the year ended December 31, 2020, the Company’s evaluation of goodwill for impairment involves the comparison of the fair value of Xixingdao to its carrying value. The Company used the income approach with the discounted cash flow valuation method with the assistance of a third-party valuation appraiser to estimate fair value, which requires management to make significant estimates and assumptions related to forecasted revenues and cash flows and the discount rate. The impairment loss on goodwill of $5,594,692 was recognized during the year ended December 31, 2020. As of December 31, 2020, the balance of goodwill is $1,368,915.

During the year ended December 31, 2021, the Company performed a qualitative assessment by taking into consideration the industry and market conditions, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted as of December 31, 2021. As of December 31, 2021, the balance of goodwill is $1,406,289.